Goodwill and Intangible Assets, Change in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Jan. 01, 2012	Dec. 30, 2012	Jan. 01, 2012	Dec. 31, 2010
Goodwill [Roll Forward]
Gross balance, beginning balance		$ 886,843	$ 886,843
Accumulated impairment losses, beginning balance		872,885	872,500
Balance, beginning balance		13,958	14,343
Goodwill impairment	(385)	0	(385)	0
Goodwill impairment from divestitures		(216)
Balance, ending balance	13,958	13,742	13,958	14,343
Gross balance, ending balance	886,843	886,843	886,843	886,843
Accumulated impairment losses, ending balance	$ 872,885	$ 873,101	$ 872,885	$ 872,500